IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Credit Risk [line items]
Past due loans	$ 1,537	$ 1,214
Residential mortgages [member]
Credit Risk [line items]
Past due loans	785	703
Personal [member]
Credit Risk [line items]
Past due loans	202	146
Credit card [member]
Credit Risk [line items]
Past due loans	316	203
Business and government [member]
Credit Risk [line items]
Past due loans	234	$ 162
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,428
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	785
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	202
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	207
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	234
Later than three months [member]
Credit Risk [line items]
Past due loans	109
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 109